CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021
Cash flows from operating activities
Profit before tax		£ 3,661	£ 2,997	[1]	£ 3,905	[1]
Adjustments for:
Change in operating assets		1,819	(8,791)	[1]	(1,574)	[1]
Change in operating liabilities		23,781	2,445	[1]	2,509	[1]
Non-cash and other items		(16,707)	3,442	[1]	2,621	[1]
Tax paid (net)		(504)	(194)	[1]	(602)	[1]
Net cash provided by (used in) operating activities		12,050	(101)	[1]	6,859	[1]
Cash flows from investing activities
Purchase of financial assets		(2,386)	(3,542)	[1]	(5,442)	[1]
Proceeds from sale and maturity of financial assets		5,308	1,909	[1]	6,378	[1]
Purchase of fixed assets		(1,646)	(1,675)	[1]	(1,553)	[1]
Proceeds from sale of fixed assets		707	727	[1]	710	[1]
Repayment of capital by joint ventures and associates		39	0	[1]	0	[1]
Acquisition of businesses, net of cash acquired		(384)	(50)	[1]	(7)	[1]
Net cash provided by (used in) investing activities		1,638	(2,631)	[1]	86	[1]
Cash flows from financing activities
Dividends paid to ordinary shareholders		(930)	(473)	[1]	(404)	[1]
Distributions on other equity instruments		(214)	(216)	[1]	(213)	[1]
Dividends paid to non-controlling interests		(61)	(42)	[1]	(51)	[1]
Interest paid on subordinated liabilities		(387)	(847)	[1]	(456)	[1]
Proceeds from issue of subordinated liabilities		0	0	[1]	499	[1]
Proceeds from issue of ordinary shares		17	13	[1]	12	[1]
Share buyback		(1,836)	0	[1]	0	[1]
Repayment of subordinated liabilities		(1,644)	(585)	[1]	(471)	[1]
Repurchase of other equity instruments		(438)	0	[1]	0	[1]
Change in stake of non-controlling interests		2	0	[1]	0	[1]
Net cash used in financing activities		(5,491)	(2,150)	[1]	(1,084)	[1]
Effects of exchange rate changes on cash and cash equivalents		594	136	[1]	(66)	[1]
Change in cash and cash equivalents		8,791	(4,746)	[1]	5,795	[1]
Cash and cash equivalents at beginning of period	[1]	79,194	83,940		78,145
Cash and cash equivalents at end of period		£ 87,985	£ 79,194	[1]	£ 83,940	[1]

[1]	Restated, see page 53.